Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
7.	Earnings Per Share

Basic earnings per share is computed based on the weighted average number of outstanding common shares. Diluted earnings per share is computed based on the weighted average number of outstanding common shares plus the dilutive effect of common stock equivalents, primarily computed using the treasury stock method.

GAAP requires contingently convertible debt instruments, if dilutive, to be included in diluted earnings per share calculations, regardless of whether or not the market price trigger contained in the convertible debt instrument was met. The 2028 Notes, which are discussed at Note 2(c), were structured so that the common stock underlying those securities are not immediately included in the diluted earnings per share calculations.

The table below sets forth the computations of basic and diluted earnings (loss) per share for the common stockholders of Health Management Associates, Inc. (in thousands, except per share amounts).

	Years Ended December 31,
	2011	2010	2009
Numerators:
Income from continuing operations	$206,334	$185,774	$161,303
Income attributable to noncontrolling interests	(25,215)	(22,179)	(24,981)

Income from continuing operations attributable to Health Management Associates, Inc. common stockholders	181,119	163,595	136,322

Income (loss) from discontinued operations	(2,409)	(13,526)	2,638
Income from discontinued operations attributable to noncontrolling interests	—	—	(778)

Income (loss) from discontinued operations attributable to Health Management Associates, Inc. common stockholders	(2,409)	(13,526)	1,860

Net income attributable to Health Management Associates, Inc. common stockholders	$178,710	$150,069	$138,182

Denominators:
Denominator for basic earnings (loss) per share-weighted average number of outstanding common shares	251,541	248,272	245,381
Dilutive securities: stock-based compensation arrangements	3,496	2,834	1,584

Denominator for diluted earnings (loss) per share	255,037	251,106	246,965

Earnings (loss) per share:
Basic
Continuing operations	$0.72	$0.66	$0.55
Discontinued operations	(0.01)	(0.05)	0.01

Net income	$0.71	$0.61	$0.56

Diluted
Continuing operations	$0.71	$0.65	$0.55
Discontinued operations	(0.01)	(0.05)	0.01

Net income	$0.70	$0.60	$0.56

Securities excluded from diluted earnings (loss) per share because they were antidilutive or performance conditions were not met:
Stock options	4,042	6,673	10,033

Deferred stock and restricted stock	605	682	1,979